Note 14 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits [Abstract]
Balance at January 1,	$ 40	$ 30
Additions related to tax positions	10	10
Reductions related to tax positions	(10)
Balance at December 31,	$ 40	$ 40